Cash and due from banks at amortized cost	12 Months Ended
Dec. 31, 2025
Cash and Due from banks at amortized cost [Abstract]
Cash and due from banks at amortized cost
9.	Cash and due from banks at amortized cost

(a)	Cash and due from banks at amortized cost as of December 31, 2024 and 2025 are as follows:

	2024		2025
Cash	~~W~~	2,296,962	2,882,978
Deposits denominated in Korean won:
Reserve deposits		11,594,266	8,164,072
Time deposits		2,198,645	893,222
Certificate of deposit		—	19,434
Other		3,365,689	4,286,250

		17,158,600	13,362,978

Deposits denominated in foreign currency:
Deposits		14,934,942	16,942,214
Time deposits		3,956,971	3,908,381
Other		2,199,579	2,662,154

		21,091,492	23,512,749

Allowance for credit losses		(21,342)	(16,100)

	~~W~~	40,525,712	39,742,605

(b)	Restricted due from banks in accordance with related regulations or acts as of December 31, 2024 and 2025 are as follows:

	2024		2025	Related regulations or acts
Deposits denominated in Korean won:
Reserve deposits	~~W~~	11,594,266	8,164,072	Article 55 of the Bank of Korea Act
Other		1,978,415	1,727,588	Article 74 of the Capital Markets and Financial Investment Business Act, etc.

		13,572,681	9,891,660

Deposits denominated in foreign currency		11,046,189	8,367,341	Articles of the Bank of Korea Act, New York State Banking Act, derivatives related, etc.

	~~W~~	24,618,870	18,259,001

(c)	The details of early redemptions of deposits measured at amortized cost during the year ended December 31, 2025 are as follows:

	Carrying amount (*1)		Gain (loss) from redemption (*2)
Installment savings	~~W~~	137,975	1,639
Time deposits		33,186	(6,070)

(*1)	The carrying amount includes accrued interest of ~~W~~ 65,737 million.
(*2)
During the year ended December 31, 2025, certain installment savings and time deposits were early redeemed due to the issuer’s early termination and the closure of operations, respectively, and were derecognized.